CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 557,938	$ 614,412
Accounts receivable, net	480	260
Other receivable	27,434
Short-term investments	505	505
Inventory	28,224	1,043
Prepaid expenses	41,276	21,840
Other current assets		13,218
Total Current Assets	682,444	662,556
Property, plant and equipment, net	887,774	713,274
Right-of-use assets	126,655
Other noncurrent assets	39,271	26,851
TOTAL ASSETS	1,736,144	1,402,681
Current liabilities:
Accounts payable	13,970	17,333
Accrued compensation	24,187	16,197
Finance lease liability, current portion	2,572
Other current liabilities	159,049	151,753
Total Current Liabilities	199,778	185,283
Convertible preferred share warrant liability		2,960
Finance lease liabilities, net of current portion	3,963	1,996
Other long-term liabilities	164,547	38,905
Income tax liabilities	243	234
Total Liabilities	368,531	227,382
Commitments and contingencies
CONVERTIBLE PREFERRED SHARES
Convertible preferred shares, $0.0001 par value; 437,182,072 and 400,510,507 shares authorized as of June 30, 2021 and December 31, 2020, respectively; 437,182,072 and 362,011,991 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively; liquidation preference of $4,399,174, and $3,497,913 as of June 30, 2021 and December 31, 2020, respectively	5,836,785	2,494,076
SHAREHOLDERS' DEFICIT:
Common stock value	1	1
Additional Paid-in Capital	26,615	38,115
Accumulated deficit	(4,495,788)	(1,356,893)
Total Stockholders' Equity	(4,469,172)	(1,318,777)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,736,144	$ 1,402,681